SEGMENT INFORMATION - Results of Operations (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013		Dec. 31, 2012		Dec. 31, 2011
NET REVENUES
Total net revenues	$ 5,087,178		$ 4,078,013		$ 3,830,847
ADJUSTED PROPERTY EBITDA
Total adjusted property EBITDA	1,379,111	[1]	995,335	[1]	880,915	[1]
OPERATING COSTS AND EXPENSES
Pre-opening costs	(17,014)		(5,785)		(2,690)
Development costs	(26,297)		(11,099)		(1,110)
Amortization of gaming subconcession	(57,237)		(57,237)		(57,237)
Amortization of land use rights	(64,271)		(59,911)		(34,401)
Depreciation and amortization	(261,298)		(261,449)		(259,224)
Share-based compensation	(14,987)		(8,973)		(8,624)
Property charges and others	(6,884)		(8,654)		(1,025)
Corporate and Others expenses	(91,299)		(75,135)		(71,494)
Total operating costs and expenses	(539,287)		(488,243)		(435,805)
OPERATING INCOME	839,824		507,092		445,110
NON-OPERATING INCOME (EXPENSES)
Interest income	7,660		10,958		4,131
Interest expenses, net of capitalized interest	(152,660)		(109,611)		(113,806)
Reclassification of accumulated losses of interest rate swap agreements from accumulated other comprehensive losses	0		0		(4,310)
Change in fair value of interest rate swap agreements	0		363		3,947
Amortization of deferred financing costs	(18,159)		(13,272)		(14,203)
Loan commitment fees	(25,643)		(1,324)		(1,411)
Foreign exchange (loss) gain, net	(10,756)		4,685		(1,771)
Other income, net	1,661		115		3,664
Listing expenses	0		0		(8,950)
Loss on extinguishment of debt	(50,935)		0		(25,193)
Costs associated with debt modification	(10,538)		(3,277)		0
Total non-operating expenses, net	(259,370)		(111,363)		(157,902)
INCOME BEFORE INCOME TAX	580,454		395,729		287,208
INCOME TAX (EXPENSE) CREDIT	(2,441)		2,943		1,636
NET INCOME	578,013		398,672		288,844
NET LOSS ATTRIBUTABLE TO NONCONTROLLING INTERESTS	59,450		18,531		5,812
NET INCOME ATTRIBUTABLE TO MELCO CROWN ENTERTAINMENT LIMITED	637,463		417,203		294,656
Corporate and Others [Member]
NET REVENUES
Total net revenues	46,552		46,911		33,600
Macau [Member]
NET REVENUES
Total net revenues	5,040,626		4,031,102		3,797,247
ADJUSTED PROPERTY EBITDA
Total adjusted property EBITDA	1,379,714	[1]	995,811	[1]	880,915	[1]
Macau [Member] | Mocha Clubs [Member]
NET REVENUES
Total net revenues	148,683		143,260		131,934
ADJUSTED PROPERTY EBITDA
Total adjusted property EBITDA	40,222	[1]	36,065	[1]	40,475	[1]
Macau [Member] | Altira Macau [Member]
NET REVENUES
Total net revenues	1,033,801		966,770		1,173,930
ADJUSTED PROPERTY EBITDA
Total adjusted property EBITDA	147,340	[1]	154,697	[1]	246,300	[1]
Macau [Member] | City of Dreams [Member]
NET REVENUES
Total net revenues	3,857,049		2,920,912		2,491,383
ADJUSTED PROPERTY EBITDA
Total adjusted property EBITDA	1,193,211	[1]	805,719	[1]	594,440	[1]
Macau [Member] | Studio City [Member]
NET REVENUES
Total net revenues	1,093		160		0
ADJUSTED PROPERTY EBITDA
Total adjusted property EBITDA	(1,059)	[1]	(670)	[1]	(300)	[1]
The Philippines [Member] | City of Dreams Manila [Member]
NET REVENUES
Total net revenues	0		0		0
ADJUSTED PROPERTY EBITDA
Total adjusted property EBITDA	$ (603)	[1]	$ (476)	[1]	$ 0	[1]

[1]	"Adjusted property EBITDA" is earnings before interest, taxes, depreciation, amortization, pre-opening costs, development costs, share-based compensation, property charges and others, Corporate and Others expenses, and other non-operating income and expenses. The chief operating decision maker uses Adjusted property EBITDA to measure the operating performance of Mocha Clubs, Altira Macau, City of Dreams, Studio City and City of Dreams Manila and to compare the operating performance of its properties with those of its competitors.